Right-of-Use-Assets - Summary of Detailed Information About Operating Lease Right Of Use Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	¥ 59,457	¥ 61,549
Depreciation charge, right-of-use assets	14,242	12,343
Leasehold Lands [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	20,441	20,952
Depreciation charge, right-of-use assets	745	732
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	8,672	8,289
Depreciation charge, right-of-use assets	3,626	2,968
Telecommunications towers and related assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	18,866	23,740
Depreciation charge, right-of-use assets	7,642	6,966
Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	11,230	8,361
Depreciation charge, right-of-use assets	2,151	1,612
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	248	207
Depreciation charge, right-of-use assets	¥ 78	¥ 65